CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended		135 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,918)	$ (2,419)	$ (44,078)	[1],[2]
Less - loss for the period from discontinued operations	0	0	164	[1],[2]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of deferred charges	153	162	1,001	[1]
Severance pay, net	(23)	11	12	[1]
Accrued interest on loans	3	0	451	[1]
Amortization of discount on short-term loans	0	0	1,864	[1]
Change in fair value of options and warrants	0	0	(795)	[1]
Expenses related to shares and options granted to service providers	449	96	21,486	[1]
Stock-based compensation related to options granted to employees	1,135	388	6,821	[1]
Decrease (increase) in accounts receivable and prepaid expenses	105	(400)	(381)	[1]
Increase (decrease) in trade payables and convertible note	(63)	45	717	[1]
Increase (decrease) in other accounts payable and accrued expenses	(64)	48	1,397	[1]
Erosion of restricted cash	0	0	(6)	[1]
Net cash used in continuing operating activities	(2,223)	(2,069)	(11,347)	[1]
Net cash used in discontinued operating activities	0	0	(23)	[1]
Total net cash used in operating activities	(2,223)	(2,069)	(11,370)	[1]
Cash flows from investing activities:
Purchase of property and equipment	(48)	(5)	(1,133)	[1]
Restricted cash	0	0	6	[1]
Investment in lease deposit	(16)	6	(17)	[1]
Net cash used in continuing investing activities	(64)	1	(1,144)	[1]
Net cash used in discontinued investing activities	0	0	(16)	[1]
Total net cash provided by (used in) investing activities	(64)	1	(1,160)	[1]
Cash flows from financing activities:
Proceeds from issuance of Common stock, net	3,602	2,118	12,319	[1]
Proceeds from loans, notes and issuance of warrants, net	0	0	2,061	[1]
Credit from bank	0	(46)	0	[1]
Proceeds from exercise of warrants and options	515	88	631	[1]
Repayment of short-term loans	0	0	(601)	[1]
Net cash provided by continuing financing activities	4,117	2,160	14,410	[1]
Net cash provided by discontinued financing activities	0	0	43	[1]
Total net cash provided by financing activities	4,117	2,160	14,453	[1]
Increase in cash and cash equivalents	1,830	92	1,923	[1]
Cash and cash equivalents at the beginning of the period	93	1	0
Cash and cash equivalents at end of the period	1,923	93	1,923
Non-cash financing activities:
Conversion of convertible loan and convertible note to shares	140	324	0	[1]
Conversion of other accounts payable to Common Stock	24	487	0	[1]
Conversion of a trade payable to Common Stock	$ 0	$ 200	$ 0	[1]

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.
[2]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.